CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Cash flows from operating activities:
Net earnings	$ 15,800,000	$ 28,300,000	$ 52,000,000.0
Adjustments to reconcile net earnings to net cash provided by operating activities:
Share-based compensation expense	11,700,000	10,000,000.0	8,400,000
Depreciation	23,500,000	26,000,000.0	16,900,000
Amortization of intangible assets	15,700,000	16,200,000	10,500,000
Impairment of intangible assets	4,800,000	3,000,000.0	0
Other assets impairment charges	0	1,300,000	0
Inventory write-down	3,100,000	3,100,000	0
Deferred taxes	(12,900,000)	(7,700,000)	(8,900,000)
Amortization of deferred loan costs	2,400,000	2,300,000	1,800,000
Loss (gain) from equity method investments, net of dividends received	2,300,000	(3,900,000)	(1,300,000)
Other, net	800,000	700,000	1,800,000
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	14,800,000	9,000,000.0	(23,100,000)
Inventories	(11,100,000)	(2,400,000)	(4,200,000)
Prepaid expenses and other assets	4,300,000	2,000,000.0	(10,100,000)
Accounts payable	(9,000,000.0)	5,200,000	4,900,000
Accrued operating liabilities and other long-term operating liabilities	10,900,000	(10,200,000)	28,100,000
Deferred revenues	(5,200,000)	2,400,000	(1,600,000)
Net cash provided by operating activities	71,900,000	85,300,000	75,200,000
Cash flows from investing activities:
Purchases of property, plant and equipment	(19,800,000)	(20,400,000)	(20,200,000)
Acquisitions of businesses, net of cash acquired	(69,500,000)	(4,800,000)	(271,800,000)
Investments in privately-held companies	(3,900,000)	0	0
Net cash used in investing activities	(93,200,000)	(25,200,000)	(292,000,000.0)
Cash flows from financing activities:
Net transfers from parent	0	0	5,000,000.0
Distributions to Varian Medical Systems, Inc.	0	0	(227,100,000)
Taxes related to net share settlement of equity awards	(2,100,000)	(2,300,000)	(1,900,000)
Borrowings under credit agreements	85,400,000	10,000,000.0	749,000,000.0
Repayments of borrowing under credit agreements	(87,000,000.0)	(106,000,000.0)	(255,000,000.0)
Proceeds from exercise of stock options	800,000	3,800,000	2,800,000
Proceeds from shares issued under employee stock purchase plan	3,800,000	3,300,000	0
Excess tax benefits from share-based compensation	0	0	2,400,000
Payment of debt issuance costs	(500,000)	(400,000)	(11,900,000)
Contributions from noncontrolling partner	0	1,800,000	0
Dividends paid to redeemable noncontrolling interest	(500,000)	(600,000)	0
Net cash (used in) provided by financing activities	(100,000)	(90,400,000)	263,300,000
Effects of exchange rate changes on cash and cash equivalents and restricted cash	(700,000)	(500,000)	900,000
Net (decrease) increase in cash and cash equivalents and restricted cash	(22,100,000)	(30,800,000)	47,400,000
Cash and cash equivalents and restricted cash at beginning of period	53,400,000	84,200,000	36,800,000
Cash and cash equivalents and restricted cash at end of period	31,300,000	53,400,000	84,200,000
Supplemental cash flow information:
Cash paid for interest	19,900,000	19,300,000	9,800,000
Cash paid for income tax	8,200,000	13,800,000	6,000,000.0
Supplemental non-cash activities:
Purchases of property, plant and equipment financed through accounts payable	1,800,000	2,000,000.0	4,000,000.0
Transfers of property, plant and equipment from Varian Medical Systems, Inc.	0	0	15,000,000.0
Other non-cash transfers to Varian Medical Systems, Inc.	$ 0	$ 0	$ 1,600,000